Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Current		Non-Current
Other non-financial assets	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Tax Credit and Other Taxes	154,017,802	30,879,791	53,771,356	67,966,488
Prepaid expenses	36,659,062	34,623,121	—	—
Guarantee deposit	—	—	125,724	128,724
Water rights credits	—	—	10,113,848	9,298,704
Spare parts with a consumption schedule of more than 12 months	—	—	7,289,051	7,392,047
Other	1,963,488	1,323,085	6,976,362	4,830,685
Total	192,640,352	66,825,997	78,276,341	89,616,648

Schedule of other non-financial liabilities

	Current		Non-Current
Other non-financial liabilities	12-31-2022	12-31-2021	12-31-2022	12-31-2021
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Credit and Other Taxes	25,584,528	12,741,963	—	—
Reimbursable financial contributions	—	—	1,088,647	1,135,285
Deferred revenue from splices	1,050,552	1,149,415	—	—
Deferred revenue from transfer of networks	225,319	696,675	—	—
Deferred revenue from lighting services	565,680	564,465	—	—
Deferred revenue from other services	4,863,505	1,260,078	—	—
Other	1,032,018	641,244	—	—
Total	33,321,602	17,053,840	1,088,647	1,135,285